Average Annual Total Returns{- Fidelity® Mid Cap Value Fund} - 01.31 Fidelity Mid Cap Value Fund Retail PRO-08 - Fidelity® Mid Cap Value Fund	Fidelity Mid Cap Value Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Mid Cap Value Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Mid Cap Value Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Mid Cap Value Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Mid Cap Value Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Mid Cap Value Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Mid Cap Value Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Mid Cap Value Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Mid Cap Value Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	0.97%	5.90%	8.92%	0.49%	4.62%	7.52%	0.90%	4.55%	6.97%	4.96%	9.73%	10.49%